MORGAN STANLEY DEAN WITTER UTILITIES FUND                 Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

Amid increasing market volatility, Morgan Stanley Dean Witter Utilities Fund outpaced the broad market as measured by the Standard & Poor's 500 Stock Index (S&P 500)(1) during the six-month period ended June 30, 2000. The Fund's Class B shares provided a total return of 1.07 percent for this period, compared to -0.43 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares returned 1.45 percent, 1.10 percent and 1.57 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's outperformance relative to the broad market was attributable primarily to solid performance within its electric power and natural gas holdings. Select holdings within the Fund's telecommunications allocation also contributed to the Fund's overall performance.

UTILITIES MARKET OVERVIEW

The telecommunications sector continued to benefit from positive global demand. Growth was particularly robust within the wireless and broadband communications subsectors, which benefited from accelerated demand for connectivity. Telecommunications infrastructure suppliers, which experienced healthy order flow during the period, remains one of the fasted growing industries worldwide. Within the electric power sector, share prices appreciated sharply as companies within the sector benefited from their defensive appeal, attractive relative valuations and strong financial results. This sector's positive financial performance was driven by excellent results associated with new-economy growth businesses in addition to surging electric power usage. The natural gas sector remained fundamentally strong and continued to benefit from robust profitability, favorable supply/demand dynamics and a firm pricing environment. The sector's performance was further bolstered by strong growth in diversified operations, which provided a nice complement to core business results.

---------------------

(1) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry representation. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO STRATEGY

On June 30, 2000, 92 percent of the Fund's net assets were allocated to utility and utility-related equities. Within this equity component, 49 percent was allocated to telecommunications, 36 percent to electric power and 15 percent to energy. Adding a further degree of diversification to the Fund's portfolio was its international holdings (19 percent of its net assets), which focused on telecommunications infrastructure growth. The Fund's high-quality fixed-income portfolio accounted for 7 percent of net assets, with the remaining 1 percent held in cash and cash equivalents. The fixed-income portion of the Fund remains well diversified with a weighted average credit rating of Baa1 and BBB+, as measured by Moody's Investors Service and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on June 30, 2000, were SBC Communications, Sprint Corp., BellSouth Corp. and Nortel Networks
(telecommunications), Duke Energy, Calpine Corp. Dominion Resources (electric power) and Enron Corporation, El Paso Energy and Williams Companies (natural gas/energy). Included among the Fund's major international holdings were Vodafone AirTouch and Telefonica de Espana S.A. of Spain.

During the period under review the Fund added several high-quality telecommunications companies to its portfolio, including AT&T Wireless Group, Motorola Inc. and Hughes Electronics Corp. The Fund also initiated positions in electric power infrastructure providers General Electric and Emerson Electric. Overall portfolio diversification was further enhanced with the addition of Crown Castle International, SBA Communications and American Tower in the wireless tower subsector.

LOOKING AHEAD

During the second half of 2000, we currently anticipate modestly increasing the Fund's international component while maintaining a healthy balance between the telecommunications, electric power and natural gas industries. Broad diversification among the various utility industries and their subsectors remains an important component of the Fund's overall investment strategy. We believe that the Fund remains well positioned as it pursues its objective of seeking both capital appreciation and current income.

MORGAN STANLEY DEAN WITTER UTILITIES FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Utilities Fund and look forward to serving your future needs and investment objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER UTILITIES FUND

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      6.82%(1)    1.22%(2)
Since Inception (7/28/97)  18.26%(1)   16.10%(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      6.08%(1)    5.10%(2)
Since Inception (7/28/97)  17.36%(1)   17.36%(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      6.04%(1)    1.16%(2)
5 Years                    15.34%(1)   15.11%(2)
10 Years                   12.04%(1)   12.04%(2)

                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      7.08%(1)
Since Inception (7/28/97)  18.51%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

NUMBER OF
 SHARES                                                                     VALUE
--------------------------------------------------------------------------------------
            COMMON STOCKS (91.6%)
            Electric Utilities (32.1%)
  684,000   AES Corp.*...............................................   $   31,207,500
  940,000   Allegheny Energy, Inc. ..................................       25,732,500
  655,000   Ameren Corp. ............................................       22,106,250
  520,000   American Electric Power Co., Inc. .......................       15,405,000
  350,000   Avista Corp. ............................................        6,103,125
  812,000   Calpine Corp.*...........................................       53,389,000
  749,470   Cinergy Corp. ...........................................       19,064,643
  396,000   CMS Energy Corp. ........................................        8,761,500
  695,000   Consolidated Edison, Inc. ...............................       20,589,375
  830,000   Constellation Energy Group, Inc. ........................       27,026,875
  740,000   Dominion Resources, Inc. ................................       31,727,500
1,330,750   DPL, Inc. ...............................................       29,193,328
  574,000   DQE, Inc. ...............................................       22,673,000
  690,000   DTE Energy Co. ..........................................       21,088,125
  758,862   Duke Energy Corp. .......................................       42,780,845
1,004,500   Edison International.....................................       20,592,250
1,000,000   Endesa S.A. (ADR) (Spain)................................       19,500,000
1,000,000   Energy East Corp. .......................................       19,062,500
  320,000   Entergy Corp. ...........................................        8,700,000
  500,000   FirstEnergy Corp. .......................................       11,687,500
  570,000   Florida Progress Corp. ..................................       26,718,750
  475,000   FPL Group, Inc. .........................................       23,512,500
  853,000   GPU, Inc. ...............................................       23,084,312
  600,000   Kansas City Power & Light Co.............................       13,500,000
  410,000   Montana Power Co. .......................................       14,478,125
  716,000   New Century Energies, Inc. ..............................       21,480,000
1,110,000   NiSource Inc. ...........................................       20,673,750
  705,000   Northern States Power Co. ...............................       14,232,187
  550,000   NSTAR....................................................       22,378,125
  385,000   Peco Energy Co. .........................................       15,520,312
  180,000   PG & E Corp. ............................................        4,432,500
  753,000   Pinnacle West Capital Corp. .............................       25,507,875
  435,000   Potomac Electric Power Co. ..............................       10,875,000
  300,000   PPL Corp. ...............................................        6,581,250
  630,000   Public Service Enterprise Group, Inc. ...................       21,813,750
1,245,000   Reliant Energy, Inc. ....................................       36,805,312
  285,000   RGS Energy Group Inc. ...................................        6,341,250
  820,000   SCANA Corp. .............................................       19,782,500
  307,690   Scottish Power PLC (ADR) (United Kingdom)................       10,288,384
  995,000   Southern Co. ............................................       23,195,937
  401,000   TECO Energy, Inc. .......................................        8,045,062
  616,000   TXU Corp. ...............................................       18,172,000
                                                                        --------------
                                                                           843,809,697
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                     VALUE
--------------------------------------------------------------------------------------
            Electrical Products (0.7%)
  185,000   Emerson Electric Co. ....................................   $   11,169,375
  140,000   General Electric Co. ....................................        7,420,000
                                                                        --------------
                                                                            18,589,375
                                                                        --------------

            Energy (14.0%)
  530,000   AGL Resources, Inc. .....................................        8,446,875
  680,000   Coastal Corp. ...........................................       41,395,000
  215,000   Columbia Energy Group....................................       14,109,375
  670,000   Dynegy, Inc. (Class A)...................................       45,769,375
1,055,670   El Paso Energy Corp. ....................................       53,773,191
1,339,274   Enron Corp. .............................................       86,383,173
  150,000   Exxon Mobil Corp. .......................................       11,775,000
  450,200   KeySpan Corp. ...........................................       13,843,650
  280,000   New Jersey Resources Corp. ..............................       10,657,500
  669,511   Sempra Energy............................................       11,381,687
  816,000   UtiliCorp United Inc. ...................................       16,218,000
  320,000   Washington Gas Light Co. ................................        7,700,000
1,076,000   Williams Companies, Inc. ................................       44,855,750
                                                                        --------------
                                                                           366,308,576
                                                                        --------------

            Telecommunications (44.8%)
  320,000   Alcatel (ADR) (France)...................................       21,280,000
  804,900   ALLTEL Corp. ............................................       49,853,494
  122,000   American Tower Corp. (Class A)...........................        5,085,875
  307,990   AT&T Corp. ..............................................        9,740,184
  220,000   AT&T Corp. - Liberty Media Group (Class A)*..............        5,335,000
  276,900   AT&T Wireless Group, Inc. ...............................        7,718,587
  749,000   BCE, Inc. (Canada).......................................       17,835,562
  667,000   Bell Atlantic Corp.*.....................................       33,891,938
1,351,000   BellSouth Corp. .........................................       57,586,375
   90,000   British Telecommunications PLC (ADR) (United Kingdom)....       11,902,500
  375,000   BroadWing Inc.*..........................................        9,726,563
  580,000   Cable & Wireless HKT Ltd. (Hong Kong)....................       12,470,000
  200,000   Cable & Wireless PLC (ADR) (United Kingdom)..............       10,012,500
1,076,250   CenturyTel, Inc. ........................................       30,942,188
  400,000   Cisco Systems, Inc.*.....................................       25,425,000
   50,000   COLT Telecom Group PLC (ADR) (United Kingdom)*...........        6,696,875
  157,000   Crown Castle International Corp.*........................        5,720,688
1,320,000   Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden).......       26,400,000
  152,500   France Telecom S.A. (ADR) (France).......................       21,731,250
  100,000   General Motors Corp. (Class H)*..........................        8,775,000
1,211,493   Global Crossing Ltd. (Bermuda)*..........................       31,877,410
  370,000   Global Telesystems Group, Inc.*..........................        4,463,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                                                     VALUE
--------------------------------------------------------------------------------------
  628,000   GTE Corp. ...............................................   $   39,093,000
  357,620   Lucent Technologies Inc. ................................       21,188,985
1,040,000   McLeodUSA, Inc. (Class A)*...............................       21,515,000
  400,000   MediaOne Group, Inc.*....................................       26,525,500
  245,000   Motorola, Inc. ..........................................        7,120,313
  200,000   Nextel Communications, Inc. (Class A)*...................       12,237,500
  260,000   NEXTLINK Communications, Inc. (Class A)*.................        9,863,750
  660,000   Nokia Oyj (ADR) (Finland)................................       32,958,750
1,657,626   Nortel Networks Corp. (Canada)...........................      113,132,975
  622,802   Qwest Communications International, Inc.*................       30,945,474
  120,000   SBA Communications Corp.*................................        6,232,500
2,002,972   SBC Communications, Inc. ................................       86,628,539
  931,000   Sprint Corp. (FON Group).................................       47,481,000
  583,000   Sprint Corp. (PCS Group)*................................       34,688,500
  300,000   Telecommunications Corp. New Zealand, Ltd. (ADR) (New
             Zealand)................................................        8,437,500
  772,642   Telefonica de Espana S.A. (ADR) (Spain)*.................       49,497,378
  560,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).......       31,990,000
  620,241   U.S. West, Inc. .........................................       53,185,666
1,150,000   Vodafone Group PLC (ADR) (United Kingdom)................       47,653,125
  190,000   Voicestream Wireless Corp.*..............................       22,099,375
  125,000   Williams Communications Group, Inc.*.....................        4,148,438
  351,900   WinStar Communications, Inc.*............................       11,920,613
  913,753   WorldCom, Inc.*..........................................       41,918,419
                                                                        --------------
                                                                         1,174,932,414
                                                                        --------------
            TOTAL COMMON STOCKS
            (Identified Cost $1,224,869,043).........................    2,403,640,062
                                                                        --------------
PRINCIPAL
AMOUNT IN                                         COUPON    MATURITY
THOUSANDS                                          RATE       DATE
---------                                         -------   ---------
            CORPORATE BONDS (6.6%)
            Electric Utilities (3.1%)
$  1,499    AEP Generating Co. .................     9.81%  12/07/22    $    1,617,085
   5,000    Arizona Public Service Co. .........     7.25   08/01/23         4,464,600
   5,000    Calenergy Inc. .....................     8.48   09/15/28         5,097,300
   6,000    Chugach Electric Co. ...............     9.14   03/15/22         6,566,880
   5,000    Cincinnati Gas & Electric Co. ......     7.20   10/01/23         4,391,050
   5,000    Consumers Energy Co. ...............     7.375  09/15/23         4,343,900
   5,000    Gulf States Utilities Co. ..........     8.94   01/01/22         4,948,850
   6,796    Indiantown Cogeneration LP..........     9.26   12/15/10         6,967,156
   8,250    New Century Energies Inc. ..........     8.75   03/01/22         8,288,197
   5,000    New York State Electric & Gas
             Corp. .............................     8.875  11/01/21         5,035,450
   5,134    Niagara Mohawk Power Corp. .........     8.77   01/01/18         5,189,345
   5,000    Public Service Electric & Gas
             Co. ...............................     7.00   09/01/24         4,349,850
   5,000    Salton Sea Funding Corp. ...........     7.475  11/30/18         4,780,350

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                         COUPON    MATURITY
THOUSANDS                                          RATE       DATE          VALUE
--------------------------------------------------------------------------------------
$  5,000    Selkirk Cogen Funding Corp. ........     8.98%  06/26/12    $    5,017,050
   5,000    Virginia Electric Power Co. ........     8.625  10/01/24         5,012,250
   5,000    Wisconsin Power & Light Co. ........     8.60   03/15/27         4,973,800
                                                                        --------------
                                                                            81,043,113
                                                                        --------------

            Energy (1.6%)
   5,000    ANR Pipeline Co. ...................     9.625  11/01/21         5,739,850
  10,000    Coastal Corp. ......................     9.625  05/15/12        11,206,000
   5,000    Colorado Interstate Gas Co. ........    10.00   06/15/05         5,452,550
   3,000    Southern Union Co. .................     8.25   11/15/29         2,967,300
   4,750    Southwest Gas Corp. ................     8.00   08/01/26         4,455,737
   5,000    Transco Energy Co. .................     9.875  06/15/20         5,788,700
   5,000    Williams Companies, Inc. ...........     9.375  11/15/21         5,506,650
                                                                        --------------
                                                                            41,116,787
                                                                        --------------

            Telecommunications (1.9%)
   5,000    BellSouth Capital Funding Corp. ....     7.875  02/15/30         4,986,000
   5,000    British Sky Broadcasting Group, Inc.
             (United Kingdom)...................     6.875  02/23/09         4,309,850
   2,000    Cable & Wireless Optus Ltd. - 144A**
             (Australia)........................     8.00   06/22/10         1,993,800
   5,000    Cox Enterprises Inc. - 144A**.......     7.375  07/15/27         4,384,900
   5,000    GTE Corp. ..........................     6.94   04/15/28         4,437,550
   5,000    Sprint Capital Corp. ...............     6.875  11/15/28         4,343,150
   5,000    Sprint Corp. .......................     9.25   04/15/22         5,501,500
   5,000    Teleglobe Inc. .....................     7.70   07/20/29         4,741,800
   5,000    Telephone & Data Systems, Inc. .....    10.00   01/15/21         5,352,900
   5,000    Telephone & Data Systems, Inc. .....     9.58   11/19/21         5,071,900
   5,000    Vodafone AirTouch PLC - 144A**
             (United Kingdom)...................     7.875  02/15/30         4,924,950
                                                                        --------------
                                                                            50,048,300
                                                                        --------------
            TOTAL CORPORATE BONDS
             (Identified Cost $171,660,335)..........................      172,208,200
                                                                        --------------

            U.S. GOVERNMENT OBLIGATIONS (0.4%)
   2,000    U.S. Treasury Note..................     6.50   02/15/10         2,068,120
  25,000    U.S. Treasury Note Strip............     0.00   08/15/19         7,655,000
                                                                        --------------
                                                                             9,723,120
                                                                        --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Identified Cost $10,491,928)...........................        9,723,120
                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                         COUPON    MATURITY
THOUSANDS                                          RATE       DATE          VALUE
--------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (1.1%)
            U.S. GOVERNMENT AGENCY (a) (1.1%)
$ 29,650    Federal Home Loan Banks
             (Amortized Cost $29,639,178).......     6.57%  07/03/00    $   29,639,178
                                                                        --------------

            REPURCHASE AGREEMENT (0.0%)
     101    The Bank of New York
             (dated 06/30/00;
             proceeds $101,464)(b)
             (Identified Cost $101,405).........     7.00   07/03/00           101,405
                                                                        --------------

            TOTAL SHORT-TERM INVESTMENT
            (Identified Cost $29,740,583)............................       29,740,583
                                                                        --------------

            TOTAL INVESTMENTS
            (Identified Cost $1,436,761,889) (c)............    99.7%    2,615,311,965


            OTHER ASSETS IN EXCESS OF LIABILITIES............    0.3         8,100,456
                                                               -----    --------------


            NET ASSETS......................................   100.0%   $2,623,412,421
                                                               =====    ==============



---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $16,530 Federal Home Loan Banks 6.75% due
     02/01/02 valued at $16,929 and $84,610 U.S. Treasury Note
     6.00% due 08/15/00 valued at $86,506.
(c)  The aggregate cost for federal income tax purposes
     approximates identified cost. The aggregate gross unrealized appreciation is $1,210,024,016 and the aggregate gross
     unrealized depreciation is $31,473,940, resulting in net
     unrealized appreciation of $1,178,550,076.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $1,436,761,889)...........................  $2,615,311,965
Receivable for:
    Investments sold........................................      12,287,290
    Dividends...............................................       4,228,783
    Interest................................................       3,802,985
    Shares of beneficial interest sold......................       1,714,332
    Foreign withholding taxes reclaimed.....................         204,260
Prepaid expenses and other assets...........................          91,832
                                                              --------------
    TOTAL ASSETS............................................   2,637,641,447
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................       9,265,259
    Plan of distribution fee................................       2,205,271
    Shares of beneficial interest repurchased...............       1,332,517
    Investment management fee...............................       1,205,780
Accrued expenses and other payables.........................         220,199
                                                              --------------
    TOTAL LIABILITIES.......................................      14,229,026
                                                              --------------
    NET ASSETS..............................................  $2,623,412,421
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $1,337,047,135
Net unrealized appreciation.................................   1,178,550,076
Accumulated net investment loss.............................      (1,072,938)
Accumulated undistributed net realized gain.................     108,888,148
                                                              --------------
    NET ASSETS..............................................  $2,623,412,421
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $15,264,617
Shares Outstanding (unlimited authorized, $.01 par value)...         787,628
    NET ASSET VALUE PER SHARE...............................          $19.38
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........          $20.45
                                                              ==============
CLASS B SHARES:
Net Assets..................................................  $2,568,319,794
Shares Outstanding (unlimited authorized, $.01 par value)...     132,187,558
    NET ASSET VALUE PER SHARE...............................          $19.43
                                                              ==============
CLASS C SHARES:
Net Assets..................................................     $14,354,746
Shares Outstanding (unlimited authorized, $.01 par value)...         739,300
    NET ASSET VALUE PER SHARE...............................          $19.42
                                                              ==============
CLASS D SHARES:
Net Assets..................................................     $25,473,264
Shares Outstanding (unlimited authorized, $.01 par value)...       1,315,596
    NET ASSET VALUE PER SHARE...............................          $19.36
                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $310,760 foreign withholding tax).........  $32,151,360
Interest....................................................    8,782,820
                                                              -----------
    TOTAL INCOME............................................   40,934,180
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................       17,065
Plan of distribution fee (Class B shares)...................   13,302,257
Plan of distribution fee (Class C shares)...................       66,058
Investment management fee...................................    7,319,729
Transfer agent fees and expenses............................    1,042,262
Shareholder reports and notices.............................      135,541
Custodian fees..............................................       57,429
Professional fees...........................................       40,077
Registration fees...........................................       35,061
Trustees' fees and expenses.................................        8,899
Other.......................................................        4,341
                                                              -----------
    TOTAL EXPENSES..........................................   22,028,719
                                                              -----------

    NET INVESTMENT INCOME...................................   18,905,461
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................  110,970,895
Net change in unrealized appreciation.......................  (97,888,606)
                                                              -----------

    NET GAIN................................................   13,082,289
                                                              -----------

NET INCREASE................................................  $31,987,750
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2000    DECEMBER 31, 1999
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $   18,905,461    $   48,746,166
Net realized gain..................................     110,970,895       179,742,637
Net change in unrealized appreciation..............     (97,888,606)       34,094,678
                                                     --------------    --------------

    NET INCREASE...................................      31,987,750       262,583,481
                                                     --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.................................        (160,215)         (325,894)
    Class B shares.................................     (19,682,185)      (48,736,862)
    Class C shares.................................        (106,705)         (178,804)
    Class D shares.................................        (345,059)         (773,272)
Net realized gain
    Class A shares.................................        (268,578)         (743,247)
    Class B shares.................................     (44,936,019)     (145,019,769)
    Class C shares.................................        (249,319)         (597,665)
    Class D shares.................................        (443,876)       (1,443,288)
                                                     --------------    --------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (66,191,956)     (197,818,801)
                                                     --------------    --------------
Net decrease from transactions in shares of
 beneficial interest...............................    (108,091,573)      (92,465,156)
                                                     --------------    --------------

    NET DECREASE...................................    (142,295,779)      (27,700,476)

NET ASSETS:
Beginning of period................................   2,765,708,200     2,793,408,676
                                                     --------------    --------------

    END OF PERIOD
    (Including a net investment loss of $1,072,938
    and undistributed net investment income of
    $315,765, respectively)........................  $2,623,412,421    $2,765,708,200
                                                     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $32,743,719 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $1,500, $708,887 and $5,534, respectively and received $26,506 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $169,597,761 and $323,466,379, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $14,857,888 and $13,072,344, respectively.

For the six months ended June 30, 2000, the Fund incurred $29,925 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended June 30, 2000, the Fund incurred brokerage commissions of $4,750 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,079. At June 30, 2000, the Fund had an accrued pension liability of $53,236 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


5. FEDERAL INCOME TAX STATUS

As of December 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                   MONTHS ENDED                          ENDED
                                                                   JUNE 30, 2000                   DECEMBER 31, 1999
                                                            ---------------------------       ---------------------------
                                                                    (unaudited)
                                                              SHARES         AMOUNT             SHARES         AMOUNT
                                                            -----------   -------------       -----------   -------------
CLASS A SHARES
Sold......................................................      252,185   $   5,086,009           415,079   $   8,077,971
Reinvestment of dividends and distributions...............        6,484         131,417            49,792         955,657
Redeemed..................................................     (225,171)     (4,454,025)         (249,521)     (4,882,705)
                                                            -----------   -------------       -----------   -------------
Net increase - Class A....................................       33,498         763,401           215,350       4,150,923
                                                            -----------   -------------       -----------   -------------
CLASS B SHARES
Sold......................................................    6,680,655     134,176,231        11,295,521     219,772,333
Reinvestment of dividends and distributions...............      766,644      15,621,690         8,368,147     161,065,061
Redeemed..................................................  (12,970,805)   (260,552,046)      (24,796,406)   (483,837,209)
                                                            -----------   -------------       -----------   -------------
Net decrease - Class B....................................   (5,523,506)   (110,754,125)       (5,132,738)   (102,999,815)
                                                            -----------   -------------       -----------   -------------
CLASS C SHARES
Sold......................................................      236,214       4,741,126           372,109       7,252,767
Reinvestment of dividends and distributions...............        4,354          88,549            36,252         696,927
Redeemed..................................................      (89,576)     (1,796,544)         (159,132)     (3,112,493)
                                                            -----------   -------------       -----------   -------------
Net increase - Class C....................................      150,992       3,033,131           249,229       4,837,201
                                                            -----------   -------------       -----------   -------------
CLASS D SHARES
Sold......................................................      483,152       9,703,333           654,645      12,555,868
Reinvestment of dividends and distributions...............       16,381         332,778           113,475       2,176,148
Redeemed..................................................     (558,536)    (11,170,091)         (691,022)    (13,185,481)
                                                            -----------   -------------       -----------   -------------
Net increase (decrease) - Class D.........................      (59,003)     (1,133,980)           77,098       1,546,535
                                                            -----------   -------------       -----------   -------------
Net decrease in Fund......................................   (5,398,019)  $(108,091,573)       (4,591,061)  $ (92,465,156)
                                                            ===========   =============       ===========   =============

MORGAN STANLEY DEAN WITTER UTILITIES FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                            FOR THE PERIOD
                                                    FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                   MONTHS ENDED          ENDED               ENDED              THROUGH
                                                   JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............      $19.65            $19.22              $17.01             $15.89
                                                       ------            ------              ------              -----

Income from investment operations:
 Net investment income...........................        0.22              0.50                0.54               0.27
 Net realized and unrealized gain................        0.09              1.53                3.24               2.52
                                                       ------            ------              ------              -----

Total income from investment operations..........        0.31              2.03                3.78               2.79
                                                       ------            ------              ------              -----

Less dividends and distributions from:
 Net investment income...........................       (0.23)            (0.51)              (0.55)             (0.35)
 Net realized gain...............................       (0.35)            (1.09)              (1.02)             (1.32)
                                                       ------            ------              ------              -----

Total dividends and distributions................       (0.58)            (1.60)              (1.57)             (1.67)
                                                       ------            ------              ------              -----

Net asset value, end of period...................      $19.38            $19.65              $19.22             $17.01
                                                       ======            ======              ======              =====

TOTAL RETURN+....................................        1.45%(1)         10.97%              22.86%             18.06%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................        0.87%(2)(3)       0.85%(3)            0.90%(3)           0.92%(2)

Net investment income............................        2.16%(2)(3)       2.55%(3)            2.98%(3)           4.05%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........     $15,265           $14,817             $10,357             $3,581

Portfolio turnover rate..........................           6%(1)            14%                  6%                 6%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

                                         FOR THE SIX                    FOR THE YEAR ENDED DECEMBER 31,
                                        MONTHS ENDED     --------------------------------------------------------------
                                       JUNE 30, 2000++     1999++       1998++      1997*++        1996         1995
-----------------------------------------------------------------------------------------------------------------------
                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................        $19.70          $19.26       $17.04       $15.22       $15.15       $12.30
                                             ------          ------       ------       ------       ------       ------

Income from investment operations:
 Net investment income...............          0.14            0.35         0.40         0.50         0.56         0.58
 Net realized and unrealized gain....          0.09            1.54         3.25         3.28         0.16         2.85
                                             ------          ------       ------       ------       ------       ------

Total income from investment
 operations..........................          0.23            1.89         3.65         3.78         0.72         3.43
                                             ------          ------       ------       ------       ------       ------

Less dividends and distributions
 from:
 Net investment income...............         (0.15)          (0.36)       (0.41)       (0.51)       (0.58)       (0.58)
 Net realized gain...................         (0.35)          (1.09)       (1.02)       (1.45)       (0.07)          --
                                             ------          ------       ------       ------       ------       ------

Total dividends and distributions....         (0.50)          (1.45)       (1.43)       (1.96)       (0.65)       (0.58)
                                             ------          ------       ------       ------       ------       ------

Net asset value, end of period.......        $19.43          $19.70       $19.26       $17.04       $15.22       $15.15
                                             ======          ======       ======       ======       ======       ======

TOTAL RETURN+........................          1.07%(1)       10.09%       21.95%       25.79%        4.99%       28.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................          1.63%(2)(3)     1.65%(3)     1.65%(3)     1.67%        1.64%        1.65%

Net investment income................          1.40%(2)(3)     1.75%(3)     2.23%(3)     3.15%        3.63%        4.19%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................    $2,568,320      $2,712,326   $2,751,600   $2,430,270   $2,676,945   $3,321,001

Portfolio turnover rate..............             6%(1)          14%           6%           6%           7%           9%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

                                                                                                              FOR THE PERIOD
                                                     FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                    MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    JUNE 30, 2000    DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............       $19.69             $19.26             $17.06              $15.89
                                                        ------             ------             ------              ------

Income from investment operations:
 Net investment income...........................         0.14               0.34               0.40                0.22
 Net realized and unrealized gain................         0.10               1.54               3.25                2.51
                                                        ------             ------             ------              ------

Total income from investment operations..........         0.24               1.88               3.65                2.73
                                                        ------             ------             ------              ------

Less dividends and distributions from:
 Net investment income...........................        (0.16)             (0.36)             (0.43)              (0.24)
 Net realized gain...............................        (0.35)             (1.09)             (1.02)              (1.32)
                                                        ------             ------             ------              ------

Total dividends and distributions................        (0.51)             (1.45)             (1.45)              (1.56)
                                                        ------             ------             ------              ------

Net asset value, end of period...................       $19.42             $19.69             $19.26              $17.06
                                                        ======             ======             ======              ======

TOTAL RETURN+....................................         1.10%(1)          10.09%             21.92%              17.67%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................         1.63%(2)(3)        1.65%(3)           1.65%(3)            1.69%(2)

Net investment income............................         1.40%(2)(3)        1.75%(3)           2.23%(3)            3.14%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........      $14,355            $11,583             $6,532              $1,405

Portfolio turnover rate..........................            6%(1)             14%                 6%                  6%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

                                                                                                              FOR THE PERIOD
                                                     FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                    MONTHS ENDED           ENDED               ENDED              THROUGH
                                                    JUNE 30, 2000    DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............       $19.63             $19.21              $16.99              $15.89
                                                        ------             ------              ------              ------

Income from investment operations:
 Net investment income...........................         0.24               0.54                0.58                0.22
 Net realized and unrealized gain................         0.09               1.52                3.25                2.58
                                                        ------             ------              ------              ------

Total income from investment operations..........         0.33               2.06                3.83                2.80
                                                        ------             ------              ------              ------

Less dividends and distributions from:
 Net investment income...........................        (0.25)             (0.55)              (0.59)              (0.38)
 Net realized gain...............................        (0.35)             (1.09)              (1.02)              (1.32)
                                                        ------             ------              ------              ------

Total dividends and distributions................        (0.60)             (1.64)              (1.61)              (1.70)
                                                        ------             ------              ------              ------

Net asset value, end of period...................       $19.36             $19.63              $19.21              $16.99
                                                        ======             ======              ======              ======

TOTAL RETURN+....................................         1.57%(1)          11.13%              23.21%              18.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................         0.63%(2)(3)        0.65%(3)            0.65%(3)            0.67%(2)

Net investment income............................         2.40%(2)(3)        2.75%(3)            3.23%(3)            4.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........      $25,473            $26,983             $24,920             $17,106

Portfolio turnover rate..........................            6%(1)             14%                  6%                  6%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Ronald B. Silvestri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281
-------------------------------------------------------------------------------

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
UTILITIES FUND

Semiannual Report
June 30, 2000